Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
December 31, 2024
Z65-NPRT3-0325
1.9895833.105
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	199	1,826
Fidelity Series Government Bond Index Fund (a)	322	2,903
Fidelity Series International Credit Fund (a)	4	33
Fidelity Series International Developed Markets Bond Index Fund (a)	11,850	102,854
Fidelity Series Investment Grade Bond Fund (a)	282	2,785
Fidelity Series Investment Grade Securitized Fund (a)	201	1,761
Fidelity Series Long-Term Treasury Bond Index Fund (a)	126,836	673,500
TOTAL BOND FUNDS (Cost $833,339)		785,662

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	61,307	1,216,327
Fidelity Series Large Cap Growth Index Fund (a)	31,000	787,404
Fidelity Series Large Cap Stock Fund (a)	31,285	717,995
Fidelity Series Large Cap Value Index Fund (a)	91,910	1,499,056
Fidelity Series Small Cap Core Fund (a)	32,217	393,364
Fidelity Series Small Cap Opportunities Fund (a)	11,512	168,427
Fidelity Series Value Discovery Fund (a)	34,072	528,119
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,469,494)		5,310,692

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	19,612	307,518
Fidelity Series Emerging Markets Fund (a)	31,315	271,812
Fidelity Series Emerging Markets Opportunities Fund (a)	59,474	1,089,564
Fidelity Series International Growth Fund (a)	39,937	696,108
Fidelity Series International Index Fund (a)	22,523	266,894
Fidelity Series International Small Cap Fund (a)	9,294	150,561
Fidelity Series International Value Fund (a)	58,767	700,507
Fidelity Series Overseas Fund (a)	51,846	696,808
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,019,636)		4,179,772

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,322,469)	10,276,126
NET OTHER ASSETS (LIABILITIES) - 0.0%	442
NET ASSETS - 100.0%	10,276,568

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,167	71,154	74,866	405	559	(14)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	35,640	22,426	58,641	870	(435)	1,010	-	-
Fidelity Series Blue Chip Growth Fund	755,059	608,049	248,755	96,807	(482)	102,456	1,216,327	61,307
Fidelity Series Canada Fund	177,141	148,223	21,141	8,860	(82)	3,377	307,518	19,612
Fidelity Series Commodity Strategy Fund	44,989	34,107	75,827	1,960	(5,001)	1,732	-	-
Fidelity Series Corporate Bond Fund	2,333	5,734	6,208	26	166	(199)	1,826	199
Fidelity Series Emerging Markets Debt Fund	8,704	5,885	14,910	393	763	(442)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	2,749	1,388	4,187	-	64	(14)	-	-
Fidelity Series Emerging Markets Fund	160,548	143,005	23,720	7,332	(686)	(7,335)	271,812	31,315
Fidelity Series Emerging Markets Opportunities Fund	644,345	556,366	113,746	21,763	(1,789)	4,388	1,089,564	59,474
Fidelity Series Floating Rate High Income Fund	6,388	4,504	10,918	500	107	(81)	-	-
Fidelity Series Government Bond Index Fund	3,411	10,013	10,449	29	93	(165)	2,903	322
Fidelity Series Government Money Market Fund	4,759	3,598	8,357	34	-	-	-	-
Fidelity Series International Credit Fund	31	2	-	2	-	-	33	4
Fidelity Series International Developed Markets Bond Index Fund	-	111,329	5,998	1,689	(4)	(2,473)	102,854	11,850
Fidelity Series International Growth Fund	444,505	356,696	61,896	27,787	(254)	(42,943)	696,108	39,937
Fidelity Series International Index Fund	168,287	130,913	17,646	7,596	(555)	(14,105)	266,894	22,523
Fidelity Series International Small Cap Fund	94,807	81,663	14,269	13,780	319	(11,959)	150,561	9,294
Fidelity Series International Value Fund	446,613	356,137	58,744	30,484	(1,273)	(42,226)	700,507	58,767
Fidelity Series Investment Grade Bond Fund	3,433	9,606	10,185	39	160	(229)	2,785	282
Fidelity Series Investment Grade Securitized Fund	2,264	5,573	6,029	26	122	(169)	1,761	201
Fidelity Series Large Cap Growth Index Fund	478,324	340,673	147,763	4,149	(37)	116,207	787,404	31,000
Fidelity Series Large Cap Stock Fund	506,770	347,614	167,076	48,447	2,633	28,054	717,995	31,285
Fidelity Series Large Cap Value Index Fund	905,881	767,979	196,734	42,186	3,392	18,538	1,499,056	91,910
Fidelity Series Long-Term Treasury Bond Index Fund	421,280	501,926	211,050	12,536	(11,282)	(27,374)	673,500	126,836
Fidelity Series Overseas Fund	445,539	333,398	47,620	14,977	(1,375)	(33,134)	696,808	51,846
Fidelity Series Real Estate Income Fund	6,186	3,887	10,441	244	202	166	-	-
Fidelity Series Small Cap Core Fund	8,867	421,637	45,736	4,006	1,051	7,545	393,364	32,217
Fidelity Series Small Cap Opportunities Fund	224,069	102,332	150,060	15,434	7,602	(15,516)	168,427	11,512
Fidelity Series Treasury Bill Index Fund	11,097	7,456	18,553	80	-	-	-	-
Fidelity Series Value Discovery Fund	334,573	287,470	84,055	19,909	2,102	(11,971)	528,119	34,072
	6,351,759	5,780,743	1,925,580	382,350	(3,920)	73,124	10,276,126	725,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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